Borrowings (Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Federal Home Loan Bank Advances	$ 22,487	$ 27,670
Fixed rate note due October 2012 at 4.37% [Member]
Long-term Federal Home Loan Bank Advances		5,000
Convertible note due May 2013 at 3.015% [Member]
Long-term Federal Home Loan Bank Advances	5,000	5,000
Convertible note due July 2015 at 4.34% [Member]
Long-term Federal Home Loan Bank Advances	7,487	7,670
Convertible note due January 2017 at 4.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 10,000	$ 10,000